PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Reconciliation of property, plant and equipment
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total
Property, plant and equipment, at fair value
As at December 31, 2022	$31,168	$11,302	$8,239	$242	$50,951
Additions, net	2	47	(13)	3	39
Transfer from construction work-in-progress	13	149	441	—	603
Acquisitions through business combinations	—	125	—	—	125
Disposals	—	—	—	(5)	(5)
Transfer to assets held for sale	—	—	(30)	—	(30)
Items recognized through OCI:
Change in fair value	—	—	(2)	—	(2)
Foreign exchange	1,478	68	145	9	1,700
Items recognized through net income:
Depreciation	(314)	(331)	(224)	(18)	(887)
As at June 30, 2023	$32,347	$11,360	$8,556	$231	$52,494

Construction work-in-progress
As at December 31, 2022	$299	$1,132	$1,897	$4	$3,332
Additions	43	390	542	1	976
Transfer to property, plant and equipment	(13)	(149)	(441)	—	(603)
Acquisitions through business combinations	—	—	8	—	8
Items recognized through OCI:
Change in fair value	—	—	7	—	7
Foreign exchange	8	20	20	—	48
As at June 30, 2023	$337	$1,393	$2,033	$5	$3,768
Total property, plant and equipment, at fair value
As at December 31, 2022(2)	$31,467	$12,434	$10,136	$246	$54,283
As at June 30, 2023(2)	$32,684	$12,753	$10,589	$236	$56,262
(1)Includes biomass and cogeneration.
(2)Includes right-of-use assets not subject to revaluation of $62 million (2022: $64 million) in hydroelectric, $229 million (2022: $242 million) in wind, $239 million (2022: $215 million) in solar, and nil  (2022: nil) in other.